Prepaid expenses are comprised of the following: (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Excess Payment [Member]
IfrsStatementLineItems [Line Items]
Nature of expenses	$ 2,973	$ 34,797
Business Development [Member]
IfrsStatementLineItems [Line Items]
Nature of expenses	219,794	272,215
Mining Exploration And Metallurgy [Member]
IfrsStatementLineItems [Line Items]
Nature of expenses	86,195	139,733
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Nature of expenses	40,148	78,750
Consulting Fees [Member]
IfrsStatementLineItems [Line Items]
Nature of expenses	40,000	245,105
Professional Fees [Member]
IfrsStatementLineItems [Line Items]
Nature of expenses	$ 22,328	$ 30,000